Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Interest and dividend income	6,219	4,824	7,044	11,043	12,339
Interest expense	(3,578)	(3,017)	(5,430)	(6,595)	(8,841)
Net interest income	2,641	1,807	1,614	4,448	3,498
Commissions and fees	3,611	3,328	3,116	6,939	6,278
Trading revenues	357	1,815	1,156	2,172	1,345
Other revenues	417	220	375	637	1,177
Net revenues	7,026	7,170	6,261	14,196	12,298
Provision for credit losses	51	22	25	73	59
Compensation and benefits	2,973	3,024	3,005	5,997	6,716
General and administrative expenses	1,901	1,754	1,673	3,655	3,326
Commission expenses	462	479	427	941	868
Total other operating expenses	2,363	2,233	2,100	4,596	4,194
Total operating expenses	5,336	5,257	5,105	10,593	10,910
Income from continuing operations before taxes	1,639	1,891	1,131	3,530	1,329
Income tax expense	475	510	311	985	295
Net income	1,164	1,381	820	2,545	1,034
Net income/(loss) attributable to noncontrolling interests	119	78	32	197	202
Net income attributable to shareholders	1,045	1,303	788	2,348	832
Basic earnings per share (CHF)
Basic earnings per share (in CHF per share)	0.54	0.76	0.46	1.31	0.51
Diluted earnings per share (CHF)
Diluted earnings per share (in CHF per share)	0.52	0.75	0.44	1.28	0.49